CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2011
CASH AND DUE FROM BANKS.
CASH AND DUE FROM BANKS

NOTE C — CASH AND DUE FROM BANKS

Banks are generally required by regulation to maintain an average cash reserve balance based on a percentage of deposits.  The cash reserve balances may be in the form of vault cash or unencumbered deposit balances with the Federal Reserve Bank.  The average amounts of the cash reserve balances at December 31, 2011 and 2010 were approximately $4,017,000 and $3,334,000, respectively.